Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	ALPS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001558107
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2021
Prospectus Date	rr_ProspectusDate	Mar. 15, 2021
Hillman Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS SERIES TRUST

December 10, 2021

Hillman Value Fund

(the “Fund”)

Supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) dated March 15, 2021

The following information found under the “FEES AND EXPENSES OF THE FUND” section of the Prospectus and Summary Prospectus is hereby added just before the fees and expenses table:

The Fund may also be available on certain brokerage platforms. An investor transacting in the Fund through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

* * * * *

Hillman Capital Management, Inc., the investment adviser (the “Adviser”) to the Fund, has a new mailing address. Therefore, effective the date of this supplement, all references to the Adviser's address in the Prospectus, Summary Prospectus, and SAI are deleted and replaced with “7255 Woodmont Avenue, Suite 260, Bethesda, MD 20814.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE